Description of the Business and Summary of Significant Accounting Policies - Stock-based Compensation (Details)	12 Months Ended
Dec. 31, 2015
Stock Options | Minimum
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period from first anniversary of grant (in years)	4 years